Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and services rendered	$3,931	$6,012	$6,228
Purchases	$939	$5,262	$3,833

	As of December 31,
	2012	2011
	(in thousands)
Trade receivables	$4,622	$3,903
Accrued and other receivables	$4,043	$5,473
Trade payables	$166	$180